Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (60.2%)
Communication Services (4.2%)
AT&T	39,300	$571
Comcast, Cl A	20,100	910
Fox	8,200	274
Meta Platforms, Cl A*	1,700	542
Nexstar Media Group, Cl A	1,300	243
Playtika Holding*	15,200	181
Verizon Communications	10,900	371

		3,092

Consumer Discretionary (8.1%)
AutoNation*	2,200	354
Best Buy	2,900	241
Brunswick	3,200	276
Capri Holdings*	5,300	196
Carter’s	3,200	240
Dick’s Sporting Goods	1,400	197
eBay	3,300	147
Foot Locker	4,800	129
Ford Motor	30,800	407
General Motors	12,200	468
Goodyear Tire & Rubber*	22,700	365
Group 1 Automotive	1,200	310
H&R Block	6,800	229
Harley-Davidson	5,900	228
Kohl’s	6,600	188
Lear	1,900	294
Macy’s	10,500	174
Polaris	2,100	285
Thor Industries	1,700	196
Tri Pointe Homes*	11,100	354
Whirlpool	2,500	361
Winnebago Industries	3,800	261

		5,900

Consumer Staples (3.8%)
Altria Group	7,000	318
Archer-Daniels-Midland	4,600	391
Bunge	2,600	283
Conagra Brands	7,500	246
Ingredion	2,800	311
JBS SA	58,900	234
Kroger	7,300	355
Molson Coors Beverage, Cl B	6,600	460
Walgreens Boots Alliance	6,800	204

		2,802

Energy (1.7%)
California Resources	5,900	315
Chesapeake Energy	2,800	236
Marathon Petroleum	3,400	453
Valero Energy	1,500	193

LSV Global Value Fund

	Shares	Value (000)
Energy (continued)
Vitesse Energy	788	$20

		1,217

Financials (9.8%)
Aflac	2,500	181
Allstate	1,400	158
Ally Financial	9,600	293
American International Group	7,100	428
Ameriprise Financial	1,100	383
Bank of New York Mellon	7,500	340
BankUnited	7,300	218
Capital One Financial	2,300	269
Carlyle Secured Lending	17,200	270
Citigroup	7,200	343
Citizens Financial Group	5,400	174
Discover Financial Services	1,600	169
Everest Group	500	180
First American Financial	4,700	298
Hartford Financial Services Group	3,900	280
Jefferies Financial Group	6,700	246
Lincoln National	4,000	112
M&T Bank	2,000	280
MetLife	3,600	227
MGIC Investment	19,600	328
Morgan Stanley	2,700	248
Prudential Financial	1,400	135
Radian Group	11,500	310
Regions Financial	10,600	216
Rithm Capital‡	29,200	294
State Street	3,200	232
Wells Fargo	8,100	374
Zions Bancorp	4,000	153

		7,139

Health Care (9.4%)
AbbVie	1,300	194
Amgen	1,800	421
Biogen*	600	162
Bristol-Myers Squibb	7,600	473
Cardinal Health	3,800	348
Centene*	4,700	320
CVS Health	2,800	209
DaVita*	2,100	214
Gilead Sciences	8,000	610
GSK	20,400	362
Incyte*	2,860	182
Ironwood Pharmaceuticals, Cl A*	24,800	275
Jazz Pharmaceuticals*	1,700	222
Johnson & Johnson	1,500	251
McKesson	800	322
Merck	6,700	715
Organon	8,500	187

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Health Care (continued)
Pfizer	16,400	$591
Quest Diagnostics	1,600	217
Roche Holding AG	600	186
Sanofi	1,800	192
Viatris, Cl W	20,500	216

		6,869

Industrials (7.7%)
AGCO	2,800	373
Alaska Air Group*	5,500	268
Allison Transmission Holdings	6,500	381
Builders FirstSource*	3,900	563
CSG Systems International	4,200	217
Cummins	1,400	365
Delta Air Lines	5,600	259
Encore Wire	1,800	307
FedEx	1,800	486
Lockheed Martin	600	268
Mueller Industries	3,300	267
Owens Corning	4,400	616
Ryder System	3,000	306
Signify	7,000	220
Textron	3,600	280
United Airlines Holdings*	4,200	228
Wabash National	10,500	249

		5,653

Information Technology (11.7%)
Amdocs	3,100	290
Amkor Technology	13,200	384
Applied Materials	2,000	303
Arrow Electronics*	2,700	385
Avnet	5,800	281
Cirrus Logic*	2,800	226
Cisco Systems	14,300	744
Dell Technologies, Cl C	11,900	630
Diodes*	3,600	340
DXC Technology*	8,800	243
Flextronics International*	17,400	476
Hewlett Packard Enterprise	28,700	499
HP	13,100	430
Intel	10,800	386
International Business Machines	1,800	260
Jabil	3,800	421
NCR*	11,600	312
NetApp	1,700	133
Oracle	3,300	387
Qorvo*	2,100	231
QUALCOMM	4,300	568
Skyworks Solutions	2,300	263
VMware, Cl A*	1,050	166

LSV Global Value Fund

	Shares	Value (000)
Information Technology (continued)
Xerox Holdings	13,100	$209

		8,567

Materials (2.5%)
Berry Global Group	4,000	262
Eastman Chemical	2,800	240
Huntsman	10,900	324
LyondellBasell Industries, Cl A	2,000	198
Mosaic	7,600	310
Sylvamo	5,100	250
Westrock	6,800	226

		1,810

Real Estate (0.9%)
Apple Hospitality‡	10,800	167
Host Hotels & Resorts‡	14,000	258
Simon Property Group‡	1,900	237

		662

Utilities (0.4%)
NRG Energy	8,300	315

TOTAL U.S. COMMON STOCK (Cost $41,815)		44,026

Foreign Common Stock (39.3%)
Australia (1.3%)
BHP Group	6,800	210
BlueScope Steel	20,700	304
New Hope	60,300	215
Rio Tinto	2,700	212

		941

Austria (0.7%)
BAWAG Group	4,700	229
OMV	6,000	270

		499

Belgium (0.4%)
Solvay	2,200	264

Brazil (0.2%)
Vibra Energia	31,000	112

Canada (2.4%)
ARC Resources	20,500	310
B2Gold	44,400	154
iA Financial	3,100	215
Magna International	4,100	264

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Canada (continued)
Suncor Energy	18,500	$578
West Fraser Timber	2,500	211

		1,732

China (4.1%)
Alibaba Group Holding*	32,900	411
Asia Cement China Holdings	134,500	65
China CITIC Bank, Cl H	542,000	261
China Petroleum & Chemical, Cl H	352,000	196
China Water Affairs Group	140,000	119
Dongfeng Motor Group, Cl H	308,000	144
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	240
NetDragon Websoft Holdings	103,000	204
PetroChina, Cl H	994,000	725
Shanghai Pharmaceuticals Holding, Cl H	79,400	144
Sinotrans, Cl H	461,000	185
Vipshop Holdings ADR*	16,200	305

		2,999

Finland (0.9%)
Nokia	56,200	221
Nordea Bank Abp	22,300	253
TietoEVRY	7,700	196

		670

France (2.5%)
AXA	8,800	271
BNP Paribas	3,900	257
Bouygues	7,900	283
Ipsen	2,000	252
Metropole Television	7,600	107
Orange	17,300	196
Rubis SCA	7,800	192
TotalEnergies	4,900	298

		1,856

Germany (2.5%)
Allianz	1,100	263
Bayerische Motoren Werke	3,500	427
Daimler Truck Holding	6,600	248
DHL Group	5,300	272
Mercedes-Benz Group	4,500	359

LSV Global Value Fund

	Shares	Value (000)
Germany (continued)
Muenchener Rueckversicherungs	600	$226

		1,795

Hong Kong (0.4%)
PAX Global Technology	129,000	105
WH Group	412,681	223

		328

Hungary (0.3%)
MOL Hungarian Oil & Gas	26,400	208

India (0.4%)
GAIL India GDR	30,500	262
Tata Steel GDR	2,501	37

		299

Indonesia (0.3%)
United Tractors	120,100	219

Israel (0.2%)
Teva Pharmaceutical Industries*	14,100	118

Italy (1.3%)
A2A	179,700	343
Eni	21,200	324
Mediobanca Banca di Credito Finanziario	18,700	249

		916

Japan (6.5%)
DCM Holdings	15,900	135
Isuzu Motors	21,800	282
ITOCHU	6,700	271
Kaga Electronics	6,600	295
Kandenko	28,500	250
Lintec	13,400	221
Nippon Telegraph & Telephone	95,000	109
Niterra	14,100	298
Nitto Kogyo	12,500	318
Nomura Holdings	58,600	242
Ono Pharmaceutical	6,600	121
ORIX	10,400	200
Resona Holdings	33,800	184
Ricoh	43,100	382
Ricoh Leasing	7,000	217
SKY Perfect JSAT Holdings	60,900	254

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
Sumitomo	15,400	$329
Teijin	17,100	183
Tokyo Seimitsu	5,600	310
Tsubakimoto Chain	5,000	133
Valor	4,800	72

		4,806

Mexico (0.3%)
Coca-Cola Femsa	26,300	222

Netherlands (1.5%)
Aegon	41,800	227
Koninklijke Ahold Delhaize	12,200	421
Shell	15,900	483

		1,131

Norway (0.3%)
DNB Bank	11,500	237

Poland (0.3%)
Asseco Poland	12,386	247

Puerto Rico (0.4%)
OFG Bancorp	9,200	308

Russia (–%)
Gazprom PJSC(A)(B)*	15,900	—
LUKOIL PJSC(A)(B)	1,600	—

		—

South Africa (0.5%)
Absa Group	21,000	222
Anglo American	5,100	157

		379

South Korea (1.2%)
Huons	1,870	47
Kginicis	5,400	47
KT	8,800	204
LG Uplus	12,500	98
Samsung Electronics	6,200	339
SK Telecom	3,900	141

		876

LSV Global Value Fund

	Shares	Value (000)
Spain (0.4%)
Mapfre	128,500	$267

Sweden (1.6%)
Bilia, Cl A	8,600	90
Inwido	19,500	215
SKF, Cl B	10,900	208
Swedbank	14,400	264
Volvo, Cl B	18,500	408

		1,185

Switzerland (2.1%)
Novartis	9,200	961
UBS Group	25,300	559

		1,520

Taiwan (2.2%)
ASE Technology Holding	113,000	412
Chipbond Technology	112,000	247
Compeq Manufacturing	149,000	216
Novatek Microelectronics	17,000	229
Powertech Technology	68,000	239
Topco Scientific	26,751	153
Tripod Technology	26,000	140

		1,636

Thailand (0.4%)
Krung Thai Bank	494,600	296

Turkey (0.4%)
Coca-Cola Icecek	23,100	270

United Kingdom (3.3%)
3i Group	15,000	381
Aviva	45,600	227
BAE Systems	20,500	245
Barclays	120,200	239
Bellway	7,600	216
British American Tobacco	5,100	171
J Sainsbury	84,900	302
Lloyds Banking Group	610,200	352
Tesco	85,700	284

		2,417

TOTAL FOREIGN COMMON STOCK (Cost $27,127)		28,753

Schedule of Investments

July 31, 2023 (Unaudited)

LSV Global Value Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)
South Street Securities 5.010%, dated 07/31/2023, to be repurchased on 08/01/2023, repurchase price $2 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $2, 1.125% - 5.466%, 07/31/2025 – 05/15/2033; total market value $2)	$2	$2

TOTAL REPURCHASE AGREEMENT (Cost $2)		2

Total Investments – 99.5% (Cost $68,944)		$72,781

Percentages are based on Net Assets of $73,136 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)Level 3 security in accordance with fair value hierarchy.

(B)Security is Fair Valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

LSV-QH-006-1900